UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   July 27,2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      75

Form 13F Information Table Entry Total:       $200,041,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1378    19059 SH       SOLE                                      19059
Abbott Labs                    COM              002824100     4654    94957 SH       SOLE                                      94957
Amgen Inc                      COM              031162100      684    11314 SH       SOLE                                      11314
Anglogold Ashanti Ltd (4/04 na COM              035128206     2690    75297 SH       SOLE                                      75297
Assoc Banc-Corp                COM              045487105     1227    36543 SH       SOLE                                      36543
BHP Billiton LTD               COM              088606108     3078   112755 SH       SOLE                                     112755
BP PLC                         COM              055622104     7858   125969 SH       SOLE                                     125969
Baker Hughes Inc               COM              057224107     3675    71830 SH       SOLE                                      71830
Bank of Hawaii Corp fmly Pacif COM              062540109      264     5200 SH       SOLE                                       5200
BellSouth Corp                 COM              079860102      317    11916 SH       SOLE                                      11916
CVS Corp                       COM              126650100     1168    40186 SH       SOLE                                      40186
Caterpillar Inc                COM              149123101     2114    22185 SH       SOLE                                      22185
Chevron Corp                   COM              166764100     5039    90110 SH       SOLE                                      90110
Cisco Systems                  COM              17275R102      254    13325 SH       SOLE                                      13325
Citigroup Inc                  COM              172967101     2327    50324 SH       SOLE                                      50324
ConocoPhillips                 COM              20825c104     6713   116774 SH       SOLE                                     116774
Developers Diversified Rlty    COM              251591103     1504    32715 SH       SOLE                                      32715
Dominion Resources             COM              25746u109     4455    60708 SH       SOLE                                      60708
Duke Realty Corp               COM              264411505     1884    59521 SH       SOLE                                      59521
Emerson Elec                   COM              291011104      263     4200 SH       SOLE                                       4200
Enbridge Energy Partners L P   COM              29250r106     3672    68635 SH       SOLE                                      68635
Encana Corp                    COM              292505104      850    21461 SH       SOLE                                      21461
Exxon Mobil Corp               COM              30231g102     9192   159937 SH       SOLE                                     159937
First American Bankshares      COM                             800     1600 SH       SOLE                                       1600
Gannett Inc                    COM              364730101     2418    33998 SH       SOLE                                      33998
General Dynamics               COM              369550108     2725    24880 SH       SOLE                                      24880
General Electric               COM              369604103     8468   244374 SH       SOLE                                     244374
Genuine Parts                  COM              372460105      354     8627 SH       SOLE                                       8627
Goldcorp Inc                   COM              380956409      727    46080 SH       SOLE                                      46080
Gulf Keystone Petro            COM              g4209g100       15    15000 SH       SOLE                                      15000
Health Care Realty Tr.         COM              421946104     2691    69687 SH       SOLE                                      69687
Home Depot                     COM              437076102     1070    27508 SH       SOLE                                      27508
IBM Corp                       COM              459200101     2096    28248 SH       SOLE                                      28248
Illinois Tool Works            COM              452308109     3172    39810 SH       SOLE                                      39810
Intel Corp                     COM              458140100     2905   111637 SH       SOLE                                     111637
J.P. Morgan Chase & Co         COM              46625h100      869    24592 SH       SOLE                                      24592
Johnson&Johnson                COM              478160104     7424   114216 SH       SOLE                                     114216
Kellogg Co                     COM              487836108     2396    53923 SH       SOLE                                      53923
Kimberly Clark                 COM              494368103      410     6550 SH       SOLE                                       6550
Kimco Rlty Corp                COM              49446r109      212     3600 SH       SOLE                                       3600
Liberty Property               COM              531172104     5664   127818 SH       SOLE                                     127818
Lockheed Martin Corp.          COM              539830109     2902    44729 SH       SOLE                                      44729
Marshall & Ilsley              COM              571834100     5072   114109 SH       SOLE                                     114109
McDonald's Corp                COM              580135101      313    11296 SH       SOLE                                      11296
McGraw-Hill                    COM              580645109      642    14508 SH       SOLE                                      14508
Merck & Co                     COM              589331107     1464    47525 SH       SOLE                                      47525
Microsoft Corp                 COM              594918104     2712   109185 SH       SOLE                                     109185
Newmont Mining Corp            COM              802176107     3868    99108 SH       SOLE                                      99108
Noble Energy Inc.              COM              655044105      219     2900 SH       SOLE                                       2900
Nokia Corp Spons ADR           COM              654902204      475    28535 SH       SOLE                                      28535
Northern Border Partners L P   COM              664785102     4575    93013 SH       SOLE                                      93013
Northern States Financial Corp COM              665751103      251     9250 SH       SOLE                                       9250
Penn VA Resources              COM              707884102     1843    38550 SH       SOLE                                      38550
Pepsico, Inc.                  COM              713448108     4485    83167 SH       SOLE                                      83167
Pfizer Inc                     COM              717081103     4587   166301 SH       SOLE                                     166301
Placer Dome                    COM              725906101     1233    80145 SH       SOLE                                      80145
Plum Creek Timber Co. Inc.     COM              729251108     4113   113305 SH       SOLE                                     113305
Procter & Gamble               COM              742718109     4800    90988 SH       SOLE                                      90988
Royal Dutch Petro              COM              780257804     1824    28100 SH       SOLE                                      28100
SBC Commun Inc.                COM              78387G103      923    38855 SH       SOLE                                      38855
Schlumberger                   COM              806857108     5079    66888 SH       SOLE                                      66888
Sprint Corp                    COM              852061100      216     8610 SH       SOLE                                       8610
Suncor Energy Inc              COM              867229106     6462   136564 SH       SOLE                                     136564
Sysco Corp                     COM              871829107     6086   168168 SH       SOLE                                     168168
Tribune Co                     COM              896047107      252     7150 SH       SOLE                                       7150
U.S. Bancorp                   COM              902973304     3976   136172 SH       SOLE                                     136172
Union Pacific                  COM              907818108      630     9720 SH       SOLE                                       9720
United Parcel SVC Inc          COM              911312106     2457    35530 SH       SOLE                                      35530
United Tech Corp               COM              913017109      216     4200 SH       SOLE                                       4200
Verizon Comm. (Frmly GTE & Bel COM              92343v104     4132   119599 SH       SOLE                                     119599
Vodafone Group PLC             COM              92857w100      324    13315 SH       SOLE                                      13315
Walgreen Co                    COM              931422109     6453   140313 SH       SOLE                                     140313
Wells Fargo                    COM              949746101     3975    64556 SH       SOLE                                      64556
Wisconsin Energy               COM              976657106      248     6350 SH       SOLE                                       6350
Wyeth                          COM              983024100     3558    79960 SH       SOLE

											FORM 13F INFORMATION TABLE